SUBSEQUENT EVENTS (Details) $ in Millions	1 Months Ended
Aug. 01, 2025 USD ($) interest MW
Assets and liabilities classified as held for sale
Disclosure of non-adjusting events after reporting period [line items]
Number of interests agreed upon to be sold | interest	2
450 MW United States Hydroelectric Assets
Disclosure of non-adjusting events after reporting period [line items]
Portion of ownership interest	50.00%
450 MW United States Hydroelectirc Asset, Interest One
Disclosure of non-adjusting events after reporting period [line items]
Portion of ownership interest	25.00%
450 MW United States Hydroelectirc Asset, Interest Two
Disclosure of non-adjusting events after reporting period [line items]
Portion of ownership interest	25.00%
Other disposals of assets | 450 MW United States Hydroelectric Assets
Disclosure of non-adjusting events after reporting period [line items]
Hydroelectric power capacity | MW	450
Proceeds	$ 250
Other disposals of assets | 450 MW United States Hydroelectric Assets | Brookfield Renewable And Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Proceeds	$ 522
Isagen S.A. E.S.P. | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	15.00%
Consideration transferred, acquisition-date fair value	$ 1,000